Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in the carrying amount of other intangible assets

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	50,482	37,836	23,039	6,047	24,263	(72,751)	(10,258)	58,658
Additions	992	—	—	—	26,385	(9,312)	(16,073)	1,992
Disposals	—	—	—	(64)	(7,260)	—	—	(7,324)
Business combinations (Note 5)	—	—	—	45	—	—	—	45
Transfers from/(to) other accounts	1,919	—	—	—	(1,919)	—	—	—
Exchange differences	(2,408)	—	(648)	(101)	(1,656)	2,546	718	(1,549)
Balance at December 31, 2018	50,985	37,836	22,391	5,927	39,813	(79,517)	(25,613)	51,822
Additions	870	—	—	—	22,842	(7,305)	(211)	16,196
Disposals	(553)	—	(5,595)	(780)	(8,295)	3,845	5,281	(6,097)
Exchange differences	(976)	—	(263)	2	(142)	694	468	(217)
Business disposal	—	—	—	—	(11,548)	—	1,111	(10,437)
Balance at December 31, 2019	50,326	37,836	16,533	5,149	42,670	(82,283)	(18,964)	51,267